Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,895	¥ 3,548
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	401	228
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	92	82
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	3,575	3,306
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	18	18
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	574	554
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 153,170	¥ 83,420